Investments in joint ventures - Joint ventures on aggregated basis (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Time charter revenues	$ 145,321	$ 144,952	$ 143,531
Accrual historical boil-off claim (note 18)			0
Other income	115	1,609	0
Total revenues	145,436	146,561	143,531
Operating expenses	(40,731)	(33,111)	(33,701)
Depreciation and amortization	(21,477)	(21,146)	(21,054)
Impairment of long-lived assets	0
Operating income	89,306	110,242	93,764
Unrealized gain (loss) on derivative instruments	0	4,681	2,463
Net income (loss)	52,741	77,622	59,190
Equity in earnings (losses) of joint ventures	6,078	17,938	5,139
Cash and cash equivalents	39,126	26,326	22,679	$ 18,915
Restricted cash	8,066	6,003	6,962	8,055
Total current assets	59,771	46,865
Restricted cash	12,627	13,125	13,640	$ 14,154
Vessels, net of accumulated depreciation	640,431	658,311
Total long-term assets	953,029	976,175
Current portion of long-term debt	44,660	45,458
Derivative instruments	2,907	259
Refund liabilities	125	1,834
Total current liabilities	63,253	57,180
Long-term debt	412,301	390,087
Derivative instruments	12,028	2,438
Other long-term liabilities	84	99
Total long-term liabilities	448,037	445,423
Srv Joint Gas Limited And Srv Joint Gas Two Limited
Time charter revenues	77,051	79,654	84,330
Accrual historical boil-off claim (note 18)			(23,700)
Other income	7,814	6,684
Total revenues	84,865	86,338	60,630
Operating expenses	(18,088)	(21,864)	(17,256)
Depreciation and amortization	(20,524)	(20,065)	(20,244)
Impairment of long-lived assets	(149)
Operating income	46,104	44,409	23,130
Unrealized gain (loss) on derivative instruments	(10,418)	16,992	14,388
Other financial expense, net	(24,144)	(26,140)	(27,854)
Net income (loss)	$ 11,542	$ 35,261	$ 9,664
Share of joint ventures owned	50.00%	50.00%	50.00%
Share of joint ventures net income (loss) before eliminations	$ 5,771	$ 17,631	$ 4,832
Eliminations	307	307	307
Equity in earnings (losses) of joint ventures	6,078	17,938	$ 5,139
Cash and cash equivalents	17,897	7,958
Restricted cash	9,250	13,844
Other current assets	973	1,894
Total current assets	28,120	23,696
Restricted cash	34,650	25,448
Vessels, net of accumulated depreciation	521,060	539,324
Deferred charges		194
Total long-term assets	555,710	564,966
Current portion of long-term debt	28,297	26,599
Amounts and loans due to owners and affiliates	629	1,215
Derivative instruments	13,089	10,178
Refund liabilities	26,691	26,055
Other current liabilities	10,327	8,924
Total current liabilities	79,033	72,971
Long-term debt	375,091	403,052
Loans due to owners and affiliates	7,663	7,071
Derivative instruments	59,070	51,563
Other long-term liabilities	40,952	43,526
Total long-term liabilities	482,776	505,212
Net assets (liabilities)	$ 22,021	$ 10,479
Share of joint ventures owned	50.00%	50.00%	50.00%
Share of joint ventures net liabilities before eliminations	$ 11,011	$ 5,240
Eliminations	(7,741)	(8,048)
Accumulated earnings (losses) of joint ventures	$ 3,270	$ (2,808)